Shareholder Report, Line Graph (Details) 190903_Boston Partners Long-Short Equity Fund_Investor Class_TSR Annual {Investor Class} - USD ($)											12 Months Ended
	Aug. 31, 2025	Aug. 31, 2024	Aug. 31, 2023	Aug. 31, 2022	Aug. 31, 2021	Aug. 31, 2020	Aug. 31, 2019	Aug. 31, 2018	Aug. 31, 2017	Aug. 31, 2016	Aug. 31, 2026
Investor Class
Account Value [Line Items]
Line Graph and Table Measure Name											Investor Class
Accumulated Value	$ 20,715	$ 17,699	$ 14,359	$ 12,547	$ 11,610	$ 9,020	$ 9,595	$ 10,237	$ 10,409	$ 10,000	$ 27,946
S&P 500 Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											S&P 500 Total Return Index
Accumulated Value	$ 34,718	$ 29,960	$ 23,566	$ 20,325	$ 22,895	$ 17,455	$ 14,315	$ 13,909	$ 11,623	$ 10,000	$ 41,793